SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Employee benefit expenses and Segment reporting (Details) ¥ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Employee benefit expenses	¥ 2,777	$ 28,344	¥ 197,327	¥ 107,682
Number of reportable segments		1	1